Investment Objectives and Goals	Oct. 31, 2025
DFA MN Municipal Bond Portfolio | DFA MN Municipal Bond Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	DFA MN Municipal Bond Portfolio
DFA Oregon Municipal Bond Portfolio | DFA Oregon Municipal Bond Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	DFA Oregon Municipal Bond Portfolio
Institutional Class Shares Prospectus | U.S. Large Company Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Large Company Portfolio
ETF Class Shares Prospectus | U.S. Large Company Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Large Company Portfolio